INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Earnings Before Income Taxes Derived from United States and Non-U.S. Operations

Earnings before income taxes derived from United States and non-U.S. operations are as follows:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Non-U.S.	$(5,137)	(1,603,788)	(498,931)
United States	(31,550)	(44,355)	(144,683)

	$(36,687)	(1,648,143)	(643,614)

Income Tax Expense (Benefit)

Income tax expense (benefit) consists of the following:

	U.S.
(In thousands)	Federal	State	International	Total
Year Ended March 31, 2017 (Predecessor)
Current	$(842)	17	9,422	8,597
Deferred	(2,200)	—	—	(2,200)

	$(3,042)	17	9,422	6,397

Period from April 1, 2017 through July 31, 2017 (Predecessor)
Current	$(822)	3	5,128	4,309
Deferred	(5,543)	—	—	(5,543)

	$(6,365)	3	5,128	(1,234)

Period from August 1, 2017 through December 31, 2017 (Successor)
Current	$11	—	2,028	2,039
Deferred	—	—	—	—

	$11	—	2,028	2,039

Tax Rate Applicable to Pre-Tax Earnings

The actual income tax expense above differs from the amounts computed by applying the U.S. federal statutory tax rate of 35% to pre-tax earnings as a result of the following:

	Successor	Predecessor
(In thousands)	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Computed “expected” tax expense	$(12,840)	(576,850)	(225,265)
Increase (reduction) resulting from:
Foreign income taxed at different rates	1,767	448,805	232,904
Uncertain tax positions	(3,219)	4,674	3,007
Chapter 11 reorganization	—	50,428	—
Nondeductible transaction costs	—	2,628
Transition tax	15,120	—	5,587
Valuation allowance—deferred tax assets	(28,387)	69,278	(2,377)
Amortization of deferrals associated with intercompany sales to foreign tax jurisdictions	11	(822)	(3,860)
Foreign taxes	845	(1,342)	(928)
State taxes	—	3	11
Other, net	1,481	1,964	—
Remeasurement of deferred taxes	27,261	—	(2,682)

	$2,039	(1,234)	6,397

Schedule of Effective Tax Rate Applicable to Pre-Tax Earnings

The effective tax rate applicable to pre-tax earnings is as follows:

	Successor	Predecessor
	Period from August 1, 2017 through December 31, 2017	Period from April 1, 2017 through July 31, 2017	Year Ended March 31, 2017
Effective tax rate applicable to pre-tax earnings	(5.50%)	0.10%	(0.99%)

Schedule of Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Deferred tax assets:
Accrued employee benefit plan costs	$5,838	18,241
Stock based compensation	230	2,940
Net operating loss and tax credit carryforwards	3,941	14,693
Restructuring fees not currently deductible for tax purposes	3,982	—
Depreciation and amortization	29,160	—
Other	3,070	5,587

Gross deferred tax assets	46,221	41,461
Less valuation allowance	(43,218)	(2,327)

Net deferred tax assets	3,003	39,134

Deferred tax liabilities:
Basis difference in partnership	(716)	(17,322)
Depreciation and amortization	—	(27,355)
Section 1245 recapture	(2,131)
Other	(156)	—

Gross deferred tax liabilities	(3,003)	(44,677)

Net deferred tax assets (liabilities)	$—	(5,543)

Schedule of Tax Credit Carry-Forwards	The company has the following foreign tax credit carry-forwards that expire in 2022:

Successor
(In thousands)	December 31, 2017
Foreign tax credit carry-forwards	$2,327

Schedule of Uncertain Tax Positions and Income Tax Payable

The company’s balance sheet reflects the following in accordance with ASC 740, Income Taxes:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Tax liabilities for uncertain tax positions	$18,279	11,751
Income tax payable	4,050	13,936

Schedule of Unrecognized Tax Benefits Which Would Lower Effective Tax Rate if Realized

Unrecognized tax benefits, which are not included in the liability for uncertain tax positions above as they have not been recognized in previous tax filings, and which would lower the effective tax rate if realized are as follows:

Successor
(In thousands)	December 31, 2017
Unrecognized tax benefit related to state tax issues	$12,425
Interest receivable on unrecognized tax benefit related to state tax issues	54

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of all unrecognized tax benefits, including the unrecognized tax benefit related to state tax issues and the liability for uncertain tax positions (but excluding related penalties and interest) are as follows:

(In thousands)
Balance at April 1, 2016 (Predecessor)	$17,648
Additions based on tax positions related to the current year	4,853
Settlement and lapse of statute of limitations	(1,108)

Balance at March 31, 2017 (Predecessor)	$21,393

Balance at April 1, 2017 (Predecessor)	$21,393
Additions based on tax positions related to the current year	2,050
Settlement and lapse of statute of limitations	—

Balance at July 31, 2017 (Predecessor)	$23,443

Balance at August 1, 2017 (Successor)	$23,443
Additions based on tax positions related to the current year	170
Additions based on tax positions related to a prior year	2,578
Settlement and lapse of statute of limitations	(1,045)
Reductions based on tax positions related to a prior year	(2,864)

Balance at December 31, 2017 (Successor)	$22,282